Geopolitical and market uncertainty	9 Months Ended
Sep. 30, 2025
General information about financial statements [Abstract]
Geopolitical and market uncertainty	Geopolitical and market uncertainty
Geopolitical and market uncertainty
The geopolitical and macroeconomic uncertainty relating to announcements and policy updates in the US regarding international trade continue to prevail throughout 2025. As the policy changes, both substance and duration, are developing, so are the implications for economic growth, demand for energy, supply costs, inflation, interest rates and foreign exchange rates. Equinor is affected by the global macroeconomic conditions, which in turn affect our financial performance. Given the current uncertainty, potential developments could unfold in various directions. Equinor is actively assessing the impact of these uncertainties; however, the resulting operational and economic effects on the company cannot fully be determined at this time.